Financial Debt - Recoverable Cash Advances And Other Loans (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial debt
Recoverable cash advances - Non-current	€ 8,623	€ 8,373
Recoverable cash advances - Current	248	301
Total recoverable cash advances	8,871	8,674	€ 8,431
Other loan - current		63
Total other loan	10,102	63
Non-current	18,725	8,373
Current	248	364
Total Financial Debt	18,973	€ 8,737
Loan facility agreement with the European Investment Bank (EIB).
Disclosure of financial debt
Other loan - Non-current	6,898
Total Financial Debt	6,898
Synthetic warrant
Disclosure of financial debt
Other loan - Non-current	3,204
Total Financial Debt	€ 3,204